EXPENSES BY NATURE - General and administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Employee costs	$ (14,868)	$ (12,178)	$ (11,217)
Amortization costs IFA	(492)	0	0
Depreciation PPE and right of use assets	(2,525)	(857)	(1,144)
Impairment losses PPE and right of use assets	(4,376)	(5,447)	0
Direct Operating Expenses	(9,038)	(8,419)	(9,546)
Other indirect general and administrative costs	(14,717)	(10,073)	(2,178)
Total general and administrative costs	$ (46,016)	$ (36,974)	$ (24,085)